Prepaid Expenses (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid member referral fees and deferred sales incentive compensation (Note 19)		$ 55	$ 52
Prepaid lease costs		32	40
Prepaid income taxes		31	33
Prepaid software		13	21
Other prepaid expenses		7	34
Total prepaid expenses	[1]	$ 138	$ 180

[1]	See Note 27 for disclosure of related party amounts.